o TL SAI-1
o TL SAA-1
                       SUPPLEMENT DATED February 25, 2004
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                              TEMPLETON FUNDS, INC.
                            (TEMPLETON WORLD FUND AND
                             TEMPLETON FOREIGN FUND)
                                CLASS A, B, C & R
                                  ADVISOR CLASS
                              DATED JANUARY 1, 2004

The Statement of Additional Information (SAI) is amended as follows:

I. The information under the section entitled "Goal, Strategies and Risks - Fundamental Investment Policies," beginning on page 2, is replaced with the following:

 FUNDAMENTAL INVESTMENT POLICIES

 Each Fund's investment goal is long-term capital growth.

 Each Fund may not:

 1.Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from purchasing or selling securities secured by real estate or interests therein or securities issuers that invest, deal or otherwise engage in transactions in real estate or interests therein.

 2. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities that are secured by physical commodities.

 3. Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the Investment Company Act of 1940, as amended (1940 Act)) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations.

 4. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

 5. Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the U.S. Securities and Exchange Commission (SEC).

 6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The Fund may also make loans to other investment companies to the extent permitted by the 1940 Act or any rules or exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

 7. Borrow money, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

 8. Invest more than 25% of its net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

II. The information under the section entitled "Goal, Strategies and Risks - Non-Fundamental Investment Policies," beginning on page 3, is supplemented with the following:

 Each Fund may invest up to 15% of its net assets in illiquid securities.

III. The information under the section entitled "Officers and Directors - Independent Board Members," beginning on pages 8 and 11, is supplemented with the following:

                                              NUMBER OF PORTFOLIOS
                                              IN FUND COMPLEX
                                 LENGTH OF    OVERSEEN BY           OTHER
NAME, AGE AND ADDRESS  POSITION  TIME SERVED  BOARD MEMBER*   DIRECTORSHIPS HELD
--------------------------------------------------------------------------------
 Frank J. Crothers (59) Director  Since 2003       20                None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Ventures Resources Corporation (Vice Chairman 1966-2003); Vice Chairman, Caribbean Utilities Co. Ltd.; Director and President, Provo Power Company Ltd.; Director, Caribbean Electric Utility Services Corporation (Chairman until 2002); director of various other business and nonprofit organizations; and FORMERLY, Chairman, Atlantic Equipment & Power Ltd. (1977-2003).

--------------------------------------------------------------------------------
 Edith E. Holiday (51)  Director  Since 2003       96   Director, Amerada Hess
 500 East Broward Blvd.                                 Corporation (exploration
 Suite 2100                                             and refining of oil
 Fort Lauderdale, FL 33394-3091                         and gas); Beverly
                                                        Enterprises, Inc.
                                                        (health care); H.J.Heinz
                                                        Company (processed foods
                                                        and allied prod-ucts);
                                                        RTI International
                                                        Metals, Inc.
                                                        (manufacture and
                                                        distribution of
                                                        titanium);
                                                        and Canadian National
                                                        Railway (railroad).
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

--------------------------------------------------------------------------------
 Frank A. Olson (71)    Director   Since 2003     20    Director, Becton,
 500 East Broward Blvd.                                 Dickinson and Co.
 Suite 2100                                             (medical technology);
 Fort Lauderdale, FL 33394-3091                         White  Mountains
                                                        Insurance Group Ltd.
                                                        (holding company);
                                                        and Amerada Hess
                                                        Corporation (exploration
                                                        and refining of oil
                                                        and gas).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, The Hertz Corporation (car rental) (since 1980) (Chief Executive Officer 1977-1999); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).

--------------------------------------------------------------------------------
 Constantine            Director   Since 2003     20                None
 D. Tseretopoulos (49)
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology Fellow, University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).

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           Please keep this supplement for future reference.